Note 5 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Long-term debt, gross	$ 53,354,000	$ 56,891,000
Less: Current portion	(5,374,000)	(6,924,000)
Long-term portion	47,980,000	49,967,000
Deferred charges, current portion	117,706	117,706
Deferred charges, long-term portion	207,808	278,160
Long-term bank loans, current portion net of deferred charges	5,256,294	6,806,294
Long-term bank loans, long-term portion net of deferred charges	47,772,192	49,688,840
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	10,064,000	10,531,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	13,590,000	14,060,000
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	15,200,000	16,000,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	10,800,000	12,200,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	$ 3,700,000	$ 4,100,000